Impairments - Reconciliations (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr) item	Dec. 31, 2022 SEK (kr)
Changes in loss allowance
Number of scenarios prepared for each PD curve | item	3
Weight of base scenario	70.00%
Weight of downturn scenario	30.00%
Weight of upturn scenario	0.00%
Minimum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	0.0
Maximum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	0.2
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 353,829	kr 297,529
Increase due to origination and acquisition	120,405	133,147
Transfer to stage 1	(878)	(2,010)
Transfer to stage 2	(710)	(602)
Transfer to stage 3	(190)	(1,203)
Decrease due to derecognition	(125,950)	(73,032)
Loans and off balance at end of period	346,506	353,829
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	283,296	228,489
Increase due to origination and acquisition	93,373	125,243
Transfer to stage 1	2,108	5,788
Transfer to stage 2	(3,852)	(4,447)
Transfer to stage 3	(1,993)	(7,980)
Decrease due to derecognition	(94,669)	(63,797)
Loans and off balance at end of period	278,263	283,296
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	58,563	66,651
Increase due to origination and acquisition	25,709	5,451
Transfer to stage 1	(2,986)	(7,798)
Transfer to stage 2	3,142	3,845
Transfer to stage 3	(1,159)	(725)
Decrease due to derecognition	(28,979)	(8,861)
Loans and off balance at end of period	54,290	58,563
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	11,970	2,389
Increase due to origination and acquisition	1,323	2,453
Transfer to stage 3	2,962	7,502
Decrease due to derecognition	(2,302)	(374)
Loans and off balance at end of period	13,953	11,970
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(223)	(164)
Increase due to origination and acquisition	(137)	(70)
Net remeasurement of loss allowance	15	23
Transfer to stage 1	0	6
Transfer to stage 2	(22)	(11)
Transfer to stage 3	(491)	(19)
Decrease due to derecognition	46	24
Exchange-rate differences	17	(12)
Loans and off balance at end of period	(795)	(223)
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(130)	(88)
Increase due to origination and acquisition	(68)	(67)
Net remeasurement of loss allowance	3	5
Transfer to stage 1	0	(1)
Transfer to stage 2	3	1
Transfer to stage 3	2	1
Decrease due to derecognition	24	22
Exchange-rate differences	(1)	(3)
Loans and off balance at end of period	(167)	(130)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(23)	(28)
Increase due to origination and acquisition	(33)	(3)
Net remeasurement of loss allowance	4	9
Transfer to stage 1	0	7
Transfer to stage 2	(25)	(12)
Transfer to stage 3	0	3
Decrease due to derecognition	14	2
Exchange-rate differences	2	(1)
Loans and off balance at end of period	(61)	(23)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(70)	(48)
Increase due to origination and acquisition	(36)	0
Net remeasurement of loss allowance	8	9
Transfer to stage 3	(493)	(23)
Decrease due to derecognition	8	0
Exchange-rate differences	16	(8)
Loans and off balance at end of period	kr (567)	kr (70)